EARNINGS PER SHARE (Notes)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
Basic earnings per share (“EPS”) excludes dilution and is computed by dividing net (loss) income attributable to Holdings by the weighted average number of shares of common stock outstanding during the period. Diluted EPS reflects the dilutive effect of equity-based awards that may share in the earnings of Holdings when such shares are either issued or vesting restrictions lapse.
Presented below is basic and diluted EPS for the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011 (in thousands, except per share amounts):

	Fiscal Years Ended
	December 31, 2013		December 25, 2012		December 27, 2011
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss from continuing operations attributable to ClubCorp	$(40,880)	$(40,880)	$(16,358)	$(16,358)	$(35,939)	$(35,939)
Weighted-average shares outstanding	54,172	54,172	50,570	50,570	50,570	50,570
Effect of dilutive equity-based awards	—	431	—	—	—	—
Total Shares	54,172	54,603	50,570	50,570	50,570	50,570
Loss from continuing operations attributable to ClubCorp per share	$(0.75)	$(0.75)	$(0.32)	$(0.32)	$(0.71)	$(0.71)

There are no potential common shares excluded from the calculation of diluted EPS because their effect would be anti-dilutive. Our restricted stock shares include rights to receive dividends that are subject to the risk of forfeiture if service requirements are not satisfied, thus these shares are not considered participating securities and are excluded from our basic weighted-average shares outstanding calculation.

In connection with the ClubCorp Formation, Holdings was formed on November 10, 2010, with 1,000 shares authorized and issued, with a par value of $0.01. On March 15, 2012, Holdings' articles of incorporation were amended to authorize 2,000,000 shares and Holdings effected a 1,000 for 1 forward stock split. On August 2, 2013, Holdings' articles of incorporation were further amended to authorize 200,000,000 shares and Holdings effected a 50 for 1 forward stock split. On September 6, 2013, Holdings effected a 1.0113946 for 1 forward stock split, resulting in 50,569,730 shares outstanding subsequent to September 6, 2013. EPS is adjusted retroactively for the impact of these forward stock splits for all periods presented.
During the fiscal year ended on December 31, 2013, on December 26, 2012, we declared a cash dividend of $35.0 million to the owners of our common stock. This dividend was paid on December 27, 2012. Also during the fiscal year ended on December 31, 2013, on December 10, 2013, we declared a cash dividend of $7.7 million, or $0.12 per share of common stock, to all common stockholders of record at the close of business on January 3, 2014. This dividend was paid on January 15, 2014, subsequent to our fiscal year end. We did not declare or pay any cash dividends on our common stock in the fiscal year ended December 25, 2012.